Financial Instruments and Financial Risk Management - Schedule of Fair Values of Financial Assets and Financial Liabilities Together With Carrying Amounts Included in Statement of Financial Position (Details) - CAD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Royalty Payment Obligation
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities, Carrying amount	$ 3,148	$ 3,077
Financial liabilities, Fair value	3,148	2,685
License Acquisition Payment Obligations
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities, Carrying amount	1,302	2,726
Financial liabilities, Fair value	1,302	2,492
Long-term Debt
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities, Carrying amount	8,834	125,804
Financial liabilities, Fair value	$ 8,834	$ 112,914